CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 362,235	$ 785,913	$ 236,711	$ 594,093	$ 420,792	$ 398,015
Restricted cash	624,260	727,186		767,359
Receivables, less allowance for credit losses of $123,024, $122,320 and $106,673, respectively	11,254,108	10,732,276		9,386,549
Retained interests in securitized receivables	5,597	9,271		17,289
Affiliated accounts and notes receivable	16,217	95,379		193,917
Equipment on operating leases, net	797,842	754,371		647,617
Equipment held for sale	32,116	46,650		32,131
Goodwill	116,977	117,696		116,830	117,651
Other intangible assets, net	4,275	4,529		3,259
Other assets	70,121	73,258		142,107
TOTAL	13,283,748	13,346,529		11,901,151	10,883,489
Liabilities:
Short-term debt (including current maturities of long-term debt)	4,335,732	4,230,237		4,796,035
Accounts payable and other accrued liabilities	476,632	447,298		450,828
Affiliated debt	520,033	864,032		819,270
Long-term debt	6,417,642	6,321,551		4,587,773
Total liabilities	11,750,039	11,863,118		10,653,906
Commitments and contingent liabilities (Note 10)
Stockholder's equity:
Member's capital
Paid-in capital	841,025	840,940		836,721
Accumulated other comprehensive income	33,001	46,648		28,716
Retained earnings	602,297	538,855		326,919
Total CNH Capital LLC stockholder's equity	1,476,323	1,426,443		1,192,356
Noncontrolling interest	57,386	56,968		54,889
Total stockholder's equity	1,533,709	1,483,411	1,317,046	1,247,245	1,147,637	1,294,588
TOTAL	$ 13,283,748	$ 13,346,529		$ 11,901,151